Appendix 2 Changes in the Scope of Consolidation - Summary of Companies Eliminated From the Scope of Consolidation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Electrogas S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%
Percentage of indirect ownership	42.50%
Total	42.50%
Consolidation Method	Equity method	Equity method
Emgesa S.A. E.S.P. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	56.43%
Percentage of indirect ownership	0.00%	0.00%
Total	0.00%	56.43%
Consolidation Method	Full Integration	Full Integration
GNL Quintero S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%
Percentage of indirect ownership	0.00%	20.00%
Total	0.00%	20.00%
Consolidation Method	Equity method	Equity method
Central Eolica Canela S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%
Percentage of indirect ownership	75.00%
Total	75.00%
Consolidation Method	Full Integration	Full Integration
Gasoducto TalTal S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%
Percentage of indirect ownership	0.00%	100.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
GNL Norte S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%
Percentage of indirect ownership	0.00%	100.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
Progas S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%
Percentage of indirect ownership	0.00%	100.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
Compania Electrica Tarapaca S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	96.21%
Percentage of indirect ownership	0.00%	0.00%
Total	0.00%	96.21%
Consolidation Method	Full Integration	Full Integration
Inversiones GasAtacama Holding Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	50.00%
Percentage of indirect ownership	0.00%	50.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
GasAtacama S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	100.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
Southern Cone Power Argentina S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	98.00%
Percentage of indirect ownership	0.00%	2.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
Emgesa Panama S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	56.43%
Total	0.00%	56.43%
Consolidation Method	Full Integration	Full Integration
Sociedad Portuaria Central Cartagena S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	94.95%
Total	0.00%	94.95%
Consolidation Method	Full Integration	Full Integration
Enel Generacion el Chocon S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	2.48%
Percentage of indirect ownership	0.00%	65.19%
Total	0.00%	67.67%
Consolidation Method	Full Integration	Full Integration
Hidroinvest S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	41.94%
Percentage of indirect ownership	0.00%	54.15%
Total	0.00%	96.09%
Consolidation Method	Full Integration	Full Integration
Enel Generacion Costanera S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	24.85%
Percentage of indirect ownership	0.00%	50.82%
Total	0.00%	75.67%
Consolidation Method	Full Integration	Full Integration
Ingendesa do Brasil Ltda. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	1.00%
Percentage of indirect ownership	0.00%	99.00%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
Enel Generacion Peru S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	29.40%
Percentage of indirect ownership	0.00%	54.20%
Total	0.00%	83.60%
Consolidation Method	Full Integration	Full Integration
Chinango S.A.C. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	80.00%
Total	0.00%	80.00%
Consolidation Method	Full Integration	Full Integration
Generandes Peru [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	61.00%
Percentage of indirect ownership	0.00%	0.00%
Total	0.00%	61.00%
Consolidation Method	Full Integration	Full Integration
Distrilec Inversora S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.89%
Percentage of indirect ownership	0.00%	0.00%
Total	0.00%	0.89%
Consolidation Method	Equity method	Equity method
Enel Trading Argentina S.R.L. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	45.00%
Total	0.00%	45.00%
Consolidation Method	Equity method	Equity method
Enel Argentina S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	99.88%
Percentage of indirect ownership	0.00%	0.12%
Total	0.00%	100.00%
Consolidation Method	Full Integration	Full Integration
Central Térmica Manuel Belgrano [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	24.18%
Total	0.00%	24.18%
Consolidation Method	Equity method	Equity method
Central Térmica San Martin [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	24.18%
Total	0.00%	24.18%
Consolidation Method	Equity method	Equity method
Central Vuelta Obligada S.A. [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	0.00%
Percentage of indirect ownership	0.00%	3.45%
Total	0.00%	3.45%
Consolidation Method	Equity method	Equity method
Enel Brasil S A [Member]
Disclosure Of Subsidiaries Excluded From Consolidation [Line Items]
Percentage of direct ownership	0.00%	34.64%
Percentage of indirect ownership	0.00%	4.00%
Total	0.00%	38.64%
Consolidation Method	Equity method	Equity method